Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2018 CNY (¥)
Redeemable non-controlling interests
Redeemable non-controlling interests					¥ 1,600,000			¥ 3,557,221	¥ 3,277,866		$ 515,747	¥ 1,269,900
Deadlock period								60 days
Percentage of simple interest on original issue price considered in redemption price								10.00%
Redemption value										¥ 104,270
Cash consideration					¥ 1,600,000					15,000
Cash investments received									100,000
Additional paid in capital								¥ 94,593,062	92,467,072		$ 13,714,705
NIO China
Redeemable non-controlling interests
Cash investments received	¥ 2,000,000					¥ 5,000,000	¥ 5,000,000
Minority interest (in percentage)	8.612%
Percentage of ownership interest held (as a percent)				3.305%
Accretion of redeemable non-controlling interests to redemption value								¥ 279,355	¥ 6,586,579	¥ 207,400
Period to submit application for a Qualified Initial Public Offering								48 months
Period to complete the Qualified Initial Public Offering								60 months
Annual interest rate (as a percent)								8.50%			8.50%
Strategic Investors | NIO China
Redeemable non-controlling interests
Cash injected		¥ 7,000,000		¥ 5,500,000
Cash investments received	¥ 511,458		¥ 2,500,000
Minority interest (in percentage)			1.418%
Accretion of redeemable non-controlling interests to redemption value			¥ 2,023,534
Strategic Investors | NIO China | Maximum
Redeemable non-controlling interests
Cash injected				¥ 10,000,000
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Percentage of indirect interest in total paid-in capital								92.114%	92.114%